Fair Value Measurements	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

13. Fair Value Measurements

The Company uses the hierarchy prescribed in ASC 820, Fair Value Measurements, for fair value measurements, based on the available inputs to the valuation and the degree to which they are observable or not observable in the market.

The three levels of the hierarchy are as follows:

•
Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date,
•
Level 2 Inputs—Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability if it has a specified or contractual term, and
•
Level 3 Inputs—Unobservable inputs for the asset or liability used to measure fair value allowing for inputs reflecting the Company’s assumptions about what other market participants would use in pricing the asset or liability, including assumptions about risk.

The fair value hierarchy of financial instruments measured at fair value as of September 30, 2022 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	18,148	$—
	$-	18,148	$—
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	28,496
Warrant liabilities (2)	7,406	679	-
Liability for share-based compensation	-	-	13,836
	$7,406	$679	$42,332

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2021 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable (1)	$—	$—	$2,842
	$—	$—	$2,842
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	29,689
Warrant liabilities (2)	32,275	3,300	-
Liability for share-based compensation	-	-	10,024
	$32,275	$3,300	$39,713

(1)
The contingent consideration receivable balance related to a receivable recorded upon the disposal of a subsidiary in the prior year. During the nine months ended September 30, 2022 , the receivable was settled for $2,621 with the remainder relating to foreign exchange.
(2)
Level 2 warrant liabilities represent the fair value of private warrants which is estimated using the price of the Company's public warrants.

There were no transfers between levels during the three and nine months ended September 30, 2022. A reconciliation of the movements in level 3 financial instruments in the period are described in Note 2 and 10.

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Discount rate of 7.1%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%

The Company considers that the carrying value of cash and cash equivalents, customer accounts and other restricted cash, accounts receivable, settlement receivables, accounts payable and accrued expenses, and liabilities to customers and merchants approximate fair value given the short-term nature of these items. At September 30, 2022, the fair value of debt, inclusive of outstanding balances on our revolving credit facility and line of credit, was $2,112,829 based on observable trading data related to the Company’s debt securities (Level 2 measurement).